Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Federal statutory corporate income tax rate		35.00%	35.00%	35.00%
Tax benefit for the provisional impact of 2017 Tax Act		$ 258,103,000
Income tax benefit from net operating loss (NOL) carryforwards utilized			$ 11,852,000	$ 156,554,000
Income tax benefits attributable to stock-based compensation			6,792,000	871,000
Foreign pretax earnings (loss)		$ 10,566,000	3,865,000	(1,175,000)
Tax deduction, percentage		9.00%
Increased net earnings		$ 15,461,000	$ 13,583,000	$ 222,000
Increased net earnings, per share		$ 0.25	$ 0.21	$ 0.01
Operating loss carryforwards, expiration dates		2036
Deferred tax assets recognized		$ 11,780,000	$ 10,507,000
Deferred tax asset, valuation allowance		10,085,000	8,303,000
Alternative Minimum Tax credit carryforward			17,192,000
Deferred tax asset carryforward, net of unrecognized tax benefits			2,771,000
2017 Tax Act executive compensation deduction limitation amount		1,000,000
Unrecognized tax benefits that would impact effective tax rate		10,399,000	11,603,000	$ 7,975,000
Estimated unrecognized tax benefits, decrease as a result of tax position taken in next year		$ 3,333,000
Expiration date of statute of limitations		2014
Tax refund, Per share		$ 0.06		$ 0.04
Tax refund		$ 3,922,000		$ 2,364,000
Earliest Tax Year
Income Taxes [Line Items]
Expiration date of statute of limitations		2010
Open tax years		2011
Latest Tax Year
Income Taxes [Line Items]
Expiration date of statute of limitations		2013
Open tax years		2017
Canadian Subsidiary
Income Taxes [Line Items]
Undistributed net earnings		$ 43,587,000
Bahamian Subsidiary
Income Taxes [Line Items]
Undistributed net earnings		0
Federal Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards, amount		0	0
State Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards, amount		197,916,000	220,532,000
Domestic Tax Authority
Income Taxes [Line Items]
Domestic and foreign tax credits, amount		$ 1,342,000	1,441,000
Domestic tax credits, expiration year		2031
Deferred tax assets recognized		$ 1,060,000	937,000
Deferred tax asset, valuation allowance		$ 264,000	$ 218,000
Scenario, Forecast
Income Taxes [Line Items]
Federal statutory corporate income tax rate	21.00%